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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
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Check here if Amendment [  ]; Amendment Number:
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   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
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Title:     Chief Financial Officer
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Phone:     (212) 703-2100
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Signature, Place, and Date of Signing:

       /s/ David S. Zemel           New York, New York      February 2, 2009
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        5
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Form 13F Information Table Value Total:        $36,650
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                                                              SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE(x$1000)  PRN  AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-----------------  --------------  ---------  ------------   ---------  ---  ----  ----------  --------  ---------  ------  ----
AEP INDS INC       COM             001031103         3,759     213,847  SH         SOLE                    213,847
ENER1 INC          COM NEW         29267A203         9,631   1,347,001  SH         SOLE                  1,347,001
GENTEK INC         COM NEW         37245X203         4,545     302,000  SH         SOLE                    302,000
GRAPHIC PACKAGING
 HLDG CO           COM             388689101         9,531   8,360,710  SH         SOLE                  8,360,710
WEYERHAEUSER CO    COM             962166904         9,183     300,000  SH   CALL  SOLE                    300,000